Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined statutory tax rate	27.00%	27.00%	26.25%
Non-capital loss carry-forwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 7,666,000	$ 7,043,000
Operating Losses Carry Forwards | United states
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 8,467,000	$ 6,139,000